Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Loans, net of allowance for credit losses of $44,848 and $39,813, respectively	$ 3,550,675,000	$ 3,113,796,000
Available-for-sale securities, at market (amortized cost $930,439 and $972,315, respectively)	811,081,000	822,812,000
Loans held for sale	2,294,000	3,355,000
Interest bearing deposits	213,701,000	78,694,000
Federal funds sold	10,159,000	308,000
Restricted equity securities, at cost	3,436,000	4,357,000
Total earning assets	4,591,346,000	4,023,322,000
Cash and due from banks	28,775,000	25,787,000
Premises and equipment, net	62,398,000	62,031,000
Accrued interest receivable	15,197,000	11,397,000
Deferred income taxes	45,473,000	51,323,000
Bank owned life insurance	59,645,000	58,007,000
Goodwill	4,805,000	4,805,000
Other assets	38,837,000	48,978,000
Total assets	4,846,476,000	4,285,650,000
Deposits:
Noninterest-bearing	389,725,000	414,905,000
Interest bearing	3,977,381,000	3,477,800,000
Total deposits	4,367,106,000	3,892,705,000
Accrued interest and other liabilities	49,965,000	32,493,000
Total liabilities	4,417,071,000	3,925,198,000
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,686,363 and 11,472,181 shares issued and outstanding, respectively	23,373,000	22,944,000
Additional paid-in capital	136,866,000	122,298,000
Retained earnings	357,260,000	325,625,000
Noncontrolling interest in consolidated subsidiary	69,000	15,000
Accumulated other comprehensive losses, net of taxes of $31,195 and $39,073, respectively	(88,163,000)	(110,430,000)
Total shareholders' equity:	429,405,000	360,452,000
Total liabilities and shareholders' equity	$ 4,846,476,000	$ 4,285,650,000